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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-04804
                                   __________________________________________

                         The Elite Group of Mutual Funds
_____________________________________________________________________________
               Exact name of registrant as specified in charter)

      1325 4th Avenue, Suite 2144, Seattle, Washington   98101
_____________________________________________________________________________
  (Address of principal executive offices)             (Zip code)

                              Richard S. McCormick
                       McCormick Capital Management, Inc.
                          1325 4th Avenue, Suite 1744
                           Seattle, Washington 98101
_____________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (206) 624-5863
                                                    _________________________

Date of fiscal year end:     September 30
                          ___________________

Date of reporting period:    July 1, 2003 - June 30, 2004
                          _________________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Elite Group of Mutual Funds
             _________________________________________________________________

By (Signature and Title)*    /s/ Richard S. McCormick
                         _____________________________________________________
                            Richard S. McCormick, President

Date     July 20, 2004
      ________________________

* Print the name and title of each signing officer under his or her signature.


    (A)              (B)      (C)         (D)                (E)                         (F)         (G)      (H)         (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FOR/
                                         MEETING                                        ISSUER                VOTE      AGAINST
ISSUER             TICKER    CUSIP        DATE      DESCRIPTION OF VOTE                 or SH       VOTED?    CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer  ACS   008190100   10/30/2003   To approve the performance-based    Issuer       Yes     AGAINST     AGAINST
Services                                            incentive compensation for the
                                                    corporations executive officers
                                                    The appointment of                  Issuer       Yes       FOR         FOR
                                                    Pricewterhousecoopers LLP
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
China Petroleum      SNP   16941R108   10/15/2003   Title of the bonds                  Issuer       Yes       FOR         FOR
                                                    Total issuing amount                Issuer       Yes       FOR         FOR
                                                    Bond maturity                       Issuer       Yes       FOR         FOR
                                                    Issue price                         Issuer       Yes       FOR         FOR
                                                    Coupan rate                         Issuer       Yes       FOR         FOR
                                                    Form of Bonds                       Issuer       Yes       FOR         FOR
                                                    Interest & principal repayment      Issuer       Yes       FOR         FOR
                                                    Target subscribers                  Issuer       Yes       FOR         FOR
                                                    Scope of issuance                   Issuer       Yes       FOR         FOR
                                                    Reasons for bond issuance           Issuer       Yes       FOR         FOR
                                                    Use of prceeds                      Issuer       Yes       FOR         FOR
                                                    Guarantor                           Issuer       Yes       FOR         FOR
                                                    Listing of Bonds                    Issuer       Yes       FOR         FOR
                                                    To authorize the board of Sinopec   Issuer       Yes       FOR         FOR
                                                    Corp to determine the timing &
                                                    terms of the issue of the 03
                                                    Sinopec Bonds
                                                    Formulating the offering            Issuer       Yes       FOR         FOR
                                                    prospectuses
                                                    Signing material contracts in       Issuer       Yes       FOR         FOR
                                                    connection with the use of proceeds
                                                    Dealing with all other matters in   Issuer       Yes       FOR         FOR
                                                    connection with the issue of the
                                                    03 Sinopec Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health      CAH   14149Y108   11/5/2003    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital      WDC   958102105   11/20/2003   To approve an amendment to the      Issuer       Yes     AGAINST     AGAINST
                                                    company's 1993 employee stock
                                                    The selection of KPMG LLP as        Issuer       Yes       FOR         FOR
                                                    independent accountants
                                                    For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
China Petroleum      SNP   16941R108   12/18/2003   The major on-going connected        Issuer       Yes       FOR         FOR
                                                    transaction
                                                    The de-minimus on-going connected   Issuer       Yes       FOR         FOR
                                                    transactions
-----------------------------------------------------------------------------------------------------------------------------------
Scotts Company       SMG   810186106   1/29/2003    For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Hillenbrand          HB    431573104   2/12/2004    Election of Director nominee        Issuer       Yes     AGAINST     AGAINST
Industries
                                                    The appointment of                  Issuer       Yes     AGAINST     AGAINST
                                                    Pricewaterhousecoopers LLP
                                                    For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
American Italian     PLB   027070101   2/19/2004    Amendment to the 2000 equity plan   Issuer       Yes     AGAINST     AGAINST
Pasta                                               to increase the shares
                                                    Selection of Ernst & Young LLP as   Issuer       Yes     AGAINST     AGAINST
                                                    AIPC's auditors for 2004
-----------------------------------------------------------------------------------------------------------------------------------
Amerisourcebergen    ABC   03073E105   3/5/2004     For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Fleetboston          FBF   339030108   3/17/2004    Approval of the merger agreement    Issuer       Yes       FOR         FOR
Financial
                                                    Approval of proposal to adjourn     Issuer       Yes       FOR         FOR
                                                    the special meeting
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.        CD    151313103   4/20/2004    To approve amendments to the        Issuer       Yes       FOR         FOR
                                                    articles of incorporation &
                                                    by-laws of the company to eliminate
                                                    classification of the board of
                                                    directors
                                                    Appointment of Deloitte & Touche    Issuer       Yes     AGAINST     AGAINST
                                                    LLP
                                                    Stockholder proposal regarding the  Shareholder  Yes     AGAINST       FOR
                                                    separation of the offices of CEO &
                                                    Chairman
                                                    Stockholder proposal regarding CEO  Issuer       Yes     AGAINST       FOR
                                                    compensation
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
General Electric     GE    369604103   4/28/2004    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
                                                    Independent Auditor                  Issuer
                                                    Revenue Measurement added to        Issuer
                                                    Executive Officer Performance Goals
                                                    Cumulative Voting                   Shareholder  Yes     AGAINST       FOR
                                                    Animal Testing                      Shareholder  Yes     AGAINST       FOR
                                                    Nuclear Risk                        Shareholder  Yes     AGAINST       FOR
                                                    Report on PCB Cleanup Costs         Shareholder  Yes     AGAINST       FOR
                                                    Offshore Sourcing                   Shareholder  Yes     AGAINST       FOR
                                                    Sustainability Index                Shareholder  Yes     AGAINST       FOR
                                                    Compensation Committee Independence Shareholder  Yes     AGAINST       FOR
                                                    Pay Disparity                       Shareholder  Yes     AGAINST       FOR
                                                    End Stock Option & Bonuses          Shareholder  Yes     AGAINST       FOR
                                                    Limit Outside Directorships         Shareholder  Yes     AGAINST       FOR
                                                    Independent Board Chairman          Shareholder  Yes     AGAINST       FOR
                                                    Explore Sale from Stock Options     Shareholder  Yes     AGAINST       FOR
                                                    Board Independence                  Shareholder  Yes     AGAINST       FOR
                                                    Political Contributions             Shareholder  Yes     AGAINST       FOR
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan    FRE   313400301   3/31/2004    The appointment of                  Issuer       Yes       FOR         FOR
                                                    Pricewaterhousecoopers LLP
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
The Cooper Companies COO   216648402   3/23/2004    Appointment of KPMG LLP             Issuer       Yes       FOR         FOR
                                                    The amendment of the company's      Issuer       Yes     AGAINST     AGAINST
                                                    amended & restated 2001 long-term
                                                    incentive plan
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.          PFE   717081103   4/22/2004    Appoinment of KPMG LLP              Issuer       Yes     AGAINST     AGAINST
                                                    Proposal to approve the 2004 stock  Issuer       Yes     AGAINST     AGAINST
                                                    plan
                                                    Requesting review of he economic    Shareholder  Yes     AGAINST       FOR
                                                    effects of HIV/AIDS, TB & Malaria
                                                    on the company strategy
                                                    Proposal relating to political      Shareholder  Yes     AGAINST       FOR
                                                    contributions
                                                    Proposal on annual report on        Shareholder  Yes     AGAINST       FOR
                                                    corporate resources devoted to
                                                    supporting political entities or
                                                    candidates
                                                    Seeking to impose term limits on    Shareholder  Yes     AGAINST       FOR
                                                    Directors
                                                    Requesting a report on increasing   Shareholder  Yes     AGAINST       FOR
                                                    access to product
                                                    Proposal on stock options           Shareholder  Yes     AGAINST       FOR
                                                    Proposal on in vitro testing        Shareholder  Yes     AGAINST       FOR
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.       C     172967101   4/20/2004    The selection of KPMG LLP as        Issuer       Yes       FOR         FOR
                                                    independent auditors
                                                    Requesting a curb on executive      Shareholder  Yes     AGAINST       FOR
                                                    compensation, no future stock
                                                    option grants & no renewal or
                                                    extensions of option plans
                                                    Requesting a report on political    Shareholder  Yes     AGAINST       FOR
                                                    contributions
                                                    Requesting a discontinuation of     Shareholder  Yes     AGAINST       FOR
                                                    all rights, options, SAR's and
                                                    possible severance payments to the
                                                    top 5 of management
                                                    Requesting that the chairman of     Shareholder  Yes     AGAINST       FOR
                                                    the board have no management
                                                    duties, titles or responsibilities
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson    JNJ   478160104   4/22/2004    Appointment of                      Issuer       Yes     AGAINST     AGAINST
                                                    Pricewaterhousecooper
                                                    Proposal on charitable              Issuer       Yes     AGAINST       FOR
                                                    contributions
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Pentair, Inc.        PNR   709631105   4/30/2004    Approval of the compensation plan   Issuer       Yes     AGAINST     AGAINST
                                                    for non-empoyee directors
                                                    Approval of the omnibus stock       Issuer       Yes     AGAINST     AGAINST
                                                    incentive plan
                                                    Approval of the employee stock      Issuer       Yes     AGAINST     AGAINST
                                                    purchase & bonus plan
                                                    Approval of the international       Issuer       Yes     AGAINST     AGAINST
                                                    stock purchase & bonus plan
                                                    Appointment of Deloitte & Touche    Issuer       Yes     AGAINST     AGAINST
                                                    LLP
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                WYE   983024100   4/22/2004    Ratification of principal           Issuer       Yes       FOR         FOR
                                                    independent public accountants
                                                    Adoption of the stockholder         Issuer       Yes     AGAINST       FOR
                                                    proposal on access to and
                                                    affordability of prescription drugs
                                                    Adoption of stockholder proposal    Issuer       Yes     AGAINST       FOR
                                                    on animal testing
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual    WM    939322103   4/20/2004    The appointment of Deloitte &       Issuer       Yes     AGAINST     AGAINST
                                                    Touche
                                                    Proposal relating to a specific     Shareholder  Yes     AGAINST       FOR
                                                    compensation program
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb BMY   110122108   5/4/2004     Appointment of independent auditors Issuer
                                                    Publication of political            Issuer       Yes     AGAINST       FOR
                                                    contributions
                                                    Prohibition of political            Issuer       Yes     AGAINST       FOR
                                                    contributions
                                                    Separation of chairman & CEO        Issuer       Yes     AGAINST       FOR
                                                    positions
                                                    HIV/AIDS-TB-Malaria                 Issuer       Yes     AGAINST       FOR
                                                    Director vote threshold             Issuer       Yes     AGAINST       FOR
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.            SPX   784635104   4/28/2004    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.        PX    74005P104   4/27/2004    To amend the long term incentive    Issuer       Yes     AGAINST     AGAINST
                                                    Plan
                                                    To amend the certificate of         Issuer       Yes       FOR         FOR
                                                    incorporation
                                                    To approve a stockholder            Issuer       Yes     AGAINST     AGAINST
                                                    protection rights agreement
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
March & Mclennan     MMC   571748102   5/20/2004    Ratification of Deloitte & Touche   Issuer       Yes       FOR         FOR
                                                    LLP
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
American             AIG   026874107   5/16/2004    Adopt chief executive officer       Issuer       Yes     AGAINST     AGAINST
International                                       annual compensation plan
Group, Inc.
                                                    Adopt a director stock plan         Issuer       Yes     AGAINST     AGAINST
                                                    Ratification of independent         Issuer       Yes       FOR         FOR
                                                    accountants
                                                    Proposal described in proxy stmnt.  Shareholder  Yes     AGAINST     AGAINST
                                                    - political contribution
                                                    Proposal II described in proxy      Shareholder  Yes     AGAINST     AGAINST
                                                    stmnt. - officer compensation
                                                    Proposal III described in proxy     Shareholder  Yes     AGAINST     AGAINST
                                                    stmnt. - investment in tabacco
                                                    equities
                                                    For the recommended Directors       Issuer       Yes     AGAINST       FOR
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications   LLL   502424104   4/27/2004    Appointment of                      Issuer       Yes       FOR         FOR
Holding Inc.                                        Pricewaterhousecooper
                                                    Approval of amendment to the 1999   Issuer       Yes     AGAINST     AGAINST
                                                    long term performance
                                                    Ratification of the terms of        Issuer       Yes     AGAINST     AGAINST
                                                    performance based compensation
                                                    under the 1999 long term
                                                    performance plan
                                                    For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
The Dow Chemical Co. DOW   260543103   5/13/2004    Appointment of Doloitte & Touche    Issuer       Yes       FOR         FOR
                                                    LLP
                                                    Amendment of the restated           Issuer       Yes       FOR         FOR
                                                    certificate of incorporation for
                                                    the annual election of directors
                                                    Stockholder proposal on BHOPAL      Shareholder  Yes     AGAINST       FOR
                                                    For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Stewart Information  STC   860372101   4/30/2004    For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Fresh Del Monte Pro. FDP   G36738105   4/28/2004    Approval of the company's           Issuer       Yes       FOR         FOR
                                                    financial statements for the
                                                    fiscal year
                                                    Approval of Ernst & Young LLP       Issuer       Yes     AGAINST     AGAINST
                                                    Approval of the company's final     Issuer       Yes       FOR         FOR
                                                    dividend payment for the fiscal
                                                    year
                                                    For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.     LH    50540R409   5/12/2004    Approval of the amendments to the   Issuer       Yes     AGAINST     AGAINST
                                                    1997 employee stock purchase plan
                                                    Appointment of                      Issuer       Yes       FOR         FOR
                                                    Pricewaterhousecooper
                                                    For the recommended directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics    DGX   74834L100   5/4/2004     Appointment of                      Issuer       Yes       FOR         FOR
Inc.                                                Pricewaterhousecooper
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.          MAS   574599106   5/11/2004    Approve the 2004 restricted stock   Issuer       Yes     AGAINST     AGAINST
                                                    award program
                                                    The selection of pricewatercooper   Issuer       Yes       FOR         FOR
                                                    LLP
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Antigenics Inc.      AGEN  037032109   5/26/2004    Proposal to amend 1999 equity       Issuer       Yes     AGAINST     AGAINST
                                                    incentive plan
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
ACE Limited          ACE   G0070K103   5/7/2004     Approve the 2004 long term          Issuer
                                                    incentive plan
                                                    Appointment of                      Issuer       Yes       FOR         FOR
                                                    Pricewaterhousecooper
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy    CHK   165167107   6/4/2004     Approve an amendment to our         Issuer       Yes       FOR         FOR
                                                    certificate of incorporation to
                                                    increase the number of authorized
                                                    shares of common stock
                                                    Approve amendment to increase the   Issuer       Yes       FOR         FOR
                                                    number of authorized shares of
                                                    preferred stock
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America      BAC   060505104   5/26/2004    Independent public accountants      Issuer       Yes       FOR         FOR
                                                    Annual meeting date                 Shareholder  Yes     AGAINST       FOR
                                                    Nomination of directors             Shareholder  Yes     AGAINST       FOR
                                                    Charitable contributions            Shareholder  Yes     AGAINST       FOR
                                                    Mutual fund trading policies        Shareholder  Yes     AGAINST       FOR
                                                    Privacy and information security    Shareholder  Yes     AGAINST       FOR
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae           FNM   313586109   5/25/2004    Selection of auditors               Issuer       Yes       FOR         FOR
                                                    Amendment to emoplyee stock         Issuer       Yes     AGAINST     AGAINST
                                                    purchase plan
                                                    To reinstate cumulative voting      Shareholder  Yes     AGAINST       FOR
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Petco Animal         PETC  716016209   6/3/2004     To stop the sale of live animals    Shareholder  Yes     AGAINST       FOR
Supplies
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans  OHP   691471106   6/2/2004     Ratification of Ernst & Young LLP   Issuer       Yes       FOR         FOR
                                                    Proposals relating to tobacco       Shareholder  Yes     AGAINST       FOR
                                                    investment
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
ID Biomedical        IDBE  44936D108   6/3/2004     For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
                                                    To appoint KPMG LLP                 Issuer       Yes       FOR         FOR
                                                    The implementation of a restricted  Issuer       Yes     AGAINST     AGAINST
                                                    share unit plan
                                                    To transact such other business as  Issuer       Yes     AGAINST     AGAINST
                                                    may properly come before the
                                                    meeting
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts,     ESRX  302182100   5/26/2004    Proposed amendment to the           Issuer       Yes       FOR         FOR
Inc.                                                company's amended & restated
                                                    certificate of incorporation to
                                                    increase the number of authorized
                                                    shares of common stock
                                                    Appointment of                      Issuer       Yes       FOR         FOR
                                                    Pricewaterhousecooper
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.       MCK   58155Q103   7/28/2004    Appoinment of Deloitte & Touche LLP Issuer       Yes       FOR         FOR
                                                    For the recommended Directors       Issuer       Yes     AGAINST     AGAINST
-----------------------------------------------------------------------------------------------------------------------------------